Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.1%
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.69% (A), 07/20/2030 (B)	$ 788,348	$ 786,558
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 6.58% (A), 04/25/2031 (B)	946,716	940,836
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month Term SOFR + 1.40%, 6.73% (A), 10/20/2028 (B)	293,455	292,628

Total Asset-Backed Securities (Cost $2,007,078)		2,020,022

CORPORATE DEBT SECURITIES - 5.3%
Commercial Services & Supplies - 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028 (B)	1,150,000	977,122

Communications Equipment - 0.1%
CommScope, Inc.
6.00%, 03/01/2026 (B)	250,000	229,390

Containers & Packaging - 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	500,000	450,295

Health Care Providers & Services - 0.5%
Tenet Healthcare Corp.
4.25%, 06/01/2029	769,000	689,022
4.63%, 06/15/2028	200,000	185,098

		874,120

Household Products - 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/2026 (B)	304,000	282,945

IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	750,000	630,000

Leisure Products - 0.5%
Ontario Gaming GTA LP
8.00%, 08/01/2030 (B) (C)	1,000,000	1,010,000

Machinery - 0.6%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (B)	350,000	290,931
Madison IAQ LLC
4.13%, 06/30/2028 (B)	523,000	465,730
Vertiv Group Corp.
4.13%, 11/15/2028 (B)	395,000	354,570

		1,111,231

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.0%
CSC Holdings LLC
5.38%, 02/01/2028 (B)	$ 750,000	$ 626,294
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	250,000	206,738
6.75%, 10/15/2027 (B)	760,000	710,821
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	333,000	324,263

		1,868,116

Personal Care Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (B)	1,000,000	963,908

Pharmaceuticals - 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	250,000	224,036

Software - 0.4%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (B)	950,000	822,554

Transportation Infrastructure - 0.2%
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/2029 (B)	500,000	423,662

Wireless Telecommunication Services - 0.1%
Altice France SA
5.50%, 01/15/2028 (B)	250,000	183,402

Total Corporate Debt Securities (Cost $11,212,770)		10,050,781

LOAN ASSIGNMENTS - 88.1%
Automobile Components - 1.1%
First Brands Group LLC
Term Loan,
6-Month Term SOFR + 5.00%, 10.88% (A), 03/30/2027	2,205,204	2,180,395

Banks - 0.1%
FinCo I LLC
Term Loan,
TBD, 06/27/2029 (C) (D)	150,000	149,250

Beverages - 0.4%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 8.93% (A), 09/30/2024	424,540	316,282
Naked Juice LLC
Term Loan,
3-Month Term SOFR + 3.25%, 8.59% - 8.67% (A), 01/24/2029	495,000	465,863

		782,145

Broadline Retail - 0.1%
Highline Aftermarket Acquisition LLC
Term Loan B,
1-Month Term SOFR + 4.50%, 9.92% (A), 11/09/2027	259,038	252,130

Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 1.9%
ACProducts, Inc.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.75% (A), 05/17/2028	$ 639,481	$ 547,556
Cornerstone Building Brands, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.57% (A), 04/12/2028	1,406,618	1,356,727
Griffon Corp.
Term Loan B,
TBD, 01/24/2029 (C) (D)	500,000	498,125
Tamko Building Products LLC
Term Loan B,
6-Month LIBOR + 3.00%, 7.96% - 8.40% (A), 06/01/2026	1,192,422	1,183,851

		3,586,259

Capital Markets - 0.8%
Deerfield Dakota Holding LLC
Term Loan B,
3-Month Term SOFR + 3.75%, 8.99% (A), 04/09/2027	734,424	705,736
Victory Capital Holdings, Inc.
Term Loan B,
3-Month Term SOFR + 2.25%, 7.62% (A), 07/01/2026	6,084	6,065
3-Month Term SOFR + 2.25%, 7.62% (A), 12/29/2028	742,574	739,171

		1,450,972

Chemicals - 0.8%
LSF11 A5 Holdco LLC
Term Loan,
1-Month Term SOFR + 3.50%, 8.93% (A), 10/15/2028	473,235	466,728
Term Loan B,
1-Month Term SOFR + 4.25%, 9.67% (A), 10/15/2028	500,000	496,250
SCIH Salt Holdings, Inc.
Term Loan B,
TBD, 03/16/2027 (C) (D)	500,000	493,516

		1,456,494

Commercial Services & Supplies - 8.9%
ADMI Corp.
Term Loan B2,
1-Month Term SOFR + 3.38%, 8.81% (A), 12/23/2027	439,875	415,498
Term Loan B3,
3-Month Term SOFR + 3.75%, 9.10% (A), 12/23/2027	391,991	372,228
APX Group, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, Prime Rate + 2.25%, 8.62% - 10.75% (A), 07/10/2028	994,937	993,278
Asurion LLC
Term Loan B10,
1-Month Term SOFR + 4.00%, 9.42% (A), 08/19/2028	496,250	474,849
Term Loan B9,
3-Month LIBOR + 3.25%, 8.79% (A), 07/31/2027	1,077,700	1,028,530

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
BIFM CA Buyer, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.93% (A), 06/01/2026	$ 496,124	$ 495,504
Corporation Service Co.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.67% (A), 11/02/2029	573,000	573,286
Creative Artists Agency LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.82% (A), 11/27/2028	1,097,250	1,091,536
Garda World Security Corp.
Term Loan B,
1-Month Term SOFR + 4.25%, 9.64% (A), 10/30/2026	1,500,000	1,496,250
GFL Environmental, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.47% (A), 05/31/2027	951,846	952,739
Jadex, Inc.
Term Loan,
1-Month LIBOR + 4.75%, 10.18% (A), 02/18/2028	723,201	653,141
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.82% (A), 02/08/2028	1,636,048	1,629,231
LRS Holdings LLC
Term Loan B,
1-Month Term SOFR + 4.25%, 9.68% (A), 08/31/2028	1,182,000	1,174,120
Prime Security Services Borrower LLC
Term Loan,
1-Month Term SOFR + 2.75%, 7.98% (A), 09/23/2026	1,496,598	1,493,792
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 9.23% (A), 03/04/2028	947,603	796,578
TruGreen LP
Term Loan,
1-Month Term SOFR + 8.50%, 13.92% (A), 11/02/2027	955,178	887,122
VT Topco, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.50%, 8.93% (A), 08/01/2025	653,249	650,799
Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 08/01/2025	790,285	787,075
WIN Waste Innovations Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 03/24/2028	959,048	848,758

		16,814,314

Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 1.1%
Avaya, Inc.
Term Loan,
1-Month Term SOFR + 8.50%, 13.81% (A), 08/01/2028	$ 1,180,296	$ 995,383
CommScope, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 04/06/2026	1,172,205	1,088,476

		2,083,859

Construction & Engineering - 2.8%
Centuri Group, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.93% (A), 08/27/2028	436,665	435,573
Legence Holdings LLC
Term Loan,
TBD, 12/16/2027 (C) (D)	500,000	495,313
Osmose Utilities Services, Inc.
Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 06/23/2028	1,338,251	1,325,147
Pike Corp.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.43% (A), 01/21/2028	1,865,614	1,861,649
VM Consolidated, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 03/24/2028	1,209,927	1,210,835

		5,328,517

Construction Materials - 0.8%
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 2.63%, 8.06% (A), 02/01/2027	1,094,338	1,092,514
Term Loan B1,
1-Month Term SOFR + 3.00%, 8.43% (A), 03/18/2029	345,625	345,782

		1,438,296

Consumer Staples Distribution & Retail - 1.5%
Quirch Foods Holdings LLC
Term Loan,
1-Month Term SOFR + 4.50%, 10.24% (A), 10/27/2027	977,311	953,489
Upfield BV
Term Loan B,
TBD, 01/31/2028 (C) (D)	625,000	608,855
US Foods, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 11/22/2028	1,202,500	1,202,846

		2,765,190

Containers & Packaging - 7.5%
Altium Packaging LLC
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 02/03/2028	996,180	988,847

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Anchor Glass Container Corp.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 7.96% - 8.04% (A), 12/07/2023 (E)	$ 628,310	$ 476,076
Berlin Packaging LLC
Term Loan B5,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 8.96% - 9.29% (A), 03/11/2028	975,076	967,220
Canister International Group, Inc.
Term Loan B,
1-Month Term SOFR + 4.75%, 10.17% (A), 12/21/2026	1,216,083	1,215,779
Clydesdale Acquisition Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 4.18%, 9.59% (A), 04/13/2029	1,435,500	1,420,839
Graham Packaging Co., Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.43% (A), 08/04/2027	1,582,827	1,579,860
Klockner-Pentaplast of America, Inc.
Term Loan B,
6-Month Term SOFR + 4.73%, 10.10% (A), 02/12/2026	586,500	552,288
Plastipak Packaging, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.92% (A), 12/01/2028	921,533	920,957
Plaze, Inc.
Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 08/03/2026	243,750	232,172
Pregis TopCo Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 9.07% (A), 07/31/2026	1,307,495	1,302,184
Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 07/31/2026	368,438	366,595
Proampac PG Borrower LLC
Term Loan,
3-Month Term SOFR + 3.75%, 9.14% - 9.32% (A), 11/03/2025	1,215,185	1,208,602
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 09/24/2028	245,625	245,011
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.68% (A), 02/05/2026	756,173	754,912
Tosca Services LLC
Term Loan,
3-Month Term SOFR + 3.50%, 9.13% (A), 08/18/2027	1,192,063	938,154
Trident TPI Holdings, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 9.54% (A), 09/15/2028	982,453	974,623

		14,144,119

Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc.
Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 12/15/2028	485,796	478,307

Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.
Term Loan B,
1-Month Term SOFR + 2.25%, 7.68% (A), 03/15/2027	$ 284,166	$ 197,555
Global Tel*Link Corp.
1st Lien Term Loan,
3-Month Term SOFR + 4.25%, 9.77% (A), 11/29/2025	813,981	762,768
Zayo Group Holdings, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.43% (A), 03/09/2027	500,000	380,000

		1,340,323

Electrical Equipment - 0.9%
C&D Technologies, Inc.
Term Loan B,
1-Month Term SOFR + 5.75%, 11.18% (A), 12/20/2025	529,767	510,784
Gates Global LLC
Term Loan B4,
1-Month Term SOFR + 3.50%, 8.82% (A), 11/16/2029	1,141,375	1,141,116

		1,651,900

Electronic Equipment, Instruments & Components - 2.0%
Electro Rent Corp.
Term Loan,
3-Month Term SOFR + 5.50%, 10.83% (A), 11/01/2024	1,942,400	1,854,991
GoTo Group, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 10.27% (A), 08/31/2027	1,283,107	808,358
Roper Industrial Products Investment Co. LLC
Term Loan,
3-Month Term SOFR + 4.50%, 9.74% (A), 11/22/2029 (C)	1,047,375	1,046,066

		3,709,415

Financial Services - 1.6%
AlixPartners LLP
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 02/04/2028 (C)	1,489,844	1,486,948
Arsenal AIC Parent LLC
Term Loan,
TBD, 07/26/2030 (C) (D)	500,000	499,166
Avolon TLB Borrower 1 LLC
Term Loan B6,
1-Month Term SOFR + 2.50%, 7.75% (A), 06/22/2028	246,256	246,188
Castlelake Aviation Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 8.30% (A), 10/22/2026	710,595	709,595

	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services (continued)
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 1.75%, 7.09% (A), 08/11/2025	$ 93,946	$ 88,920
NBG Acquisition, Inc.
Term Loan,
TBD, 04/26/2024 (C) (D) (F) (G)	443,904	11,098

		3,041,915

Food Products - 3.4%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 10/01/2025	846,616	783,120
Term Loan,
1-Month Term SOFR + 4.75%, 10.18% (A), 10/01/2025	491,250	454,815
B&G Foods, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 7.82% (A), 10/10/2026	988,034	974,602
Chef’s Warehouse Leasing Co. LLC
Term Loan B,
1-Month Term SOFR + 4.75%, 10.17% (A), 08/23/2029	175,815	175,375
Del Monte Foods, Inc.
Term Loan,
1-Month Term SOFR + 4.25%, 9.66% (A), 05/16/2029	942,751	911,404
Hostess Brands LLC
Term Loan B,
3-Month Term SOFR + 2.50%, 7.74% (A), 06/28/2030	813,222	811,189
Nomad Foods Europe Midco Ltd.
Term Loan B,
6-Month Term SOFR + 3.75%, 8.56% (A), 11/12/2029	2,000,000	2,000,000
Shearer’s Foods, Inc.
Term Loan,
1-Month Term SOFR + 3.50%, 8.93% (A), 09/23/2027	415,116	411,113

		6,521,618

Ground Transportation - 0.6%
Avis Budget Car Rental LLC
Term Loan C,
1-Month Term SOFR + 3.50%, 8.92% (A), 03/16/2029	1,224,400	1,223,252

Health Care Equipment & Supplies - 1.1%
Bausch & Lomb Corp.
Term Loan,
3-Month Term SOFR + 3.25%, 8.59% (A), 05/10/2027	643,500	627,654
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 8.98% (A), 09/01/2024	389,155	339,149

Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Medline Borrower LP
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 10/23/2028	$ 952,938	$ 942,693
YI LLC
1st Lien Term Loan,
1-Month Term SOFR + 4.00%, 9.42% (A), 11/07/2024	217,918	212,878

		2,122,374

Health Care Providers & Services - 4.8%
AHP Health Partners, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.93% (A), 08/24/2028	1,379,015	1,377,636
Charlotte Buyer, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 5.25%, 10.43% (A), 02/11/2028	1,293,500	1,266,337
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan,
3-Month Term SOFR + 4.25%, 9.49% - 10.00% (A), 03/30/2029	156,203	154,836
Term Loan B,
3-Month Term SOFR + 4.25%, 9.62% (A), 03/30/2029	834,094	826,796
Elanco Animal Health, Inc.
Term Loan B,
1-Month Term SOFR + 1.75%, 6.96% (A), 08/01/2027 (C)	287,799	283,319
ICON Luxembourg SARL
Term Loan,
3-Month Term SOFR + 2.25%, 7.75% (A), 07/03/2028	328,226	328,020
Midwest Physician Administrative Services LLC
Term Loan,
3-Month LIBOR + 3.25%, 8.79% (A), 03/12/2028	614,729	545,316
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 3.50%, 9.00% (A), 11/30/2027	456,477	452,055
PetVet Care Centers LLC
Term Loan B3,
1-Month LIBOR + 3.50%, 8.92% (A), 02/14/2025	601,247	586,591
Quorum Health Corp.
Term Loan,
3-Month LIBOR + 8.25%, 13.63% (A), 04/29/2025	1,380,593	828,356
Radnet Management, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.43% (A), 04/21/2028	1,737,316	1,735,506
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 9.12% (A), 11/16/2025	415,993	408,817
Sound Inpatient Physicians
Term Loan B,
3-Month Term SOFR + 3.00%, 8.63% (A), 06/27/2025	491,231	267,721

		9,061,306

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Technology - 0.6%
Athenahealth Group, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.81% (A), 02/15/2029	$ 1,103,214	$ 1,069,505

Hotels, Restaurants & Leisure - 6.4%
Bally’s Corp.
Term Loan B,
3-Month Term SOFR + 3.25%, 8.84% (A), 10/02/2028	973,816	958,701
Caesars Entertainment Corp.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.67% (A), 02/06/2030	548,625	548,092
Dave & Buster’s, Inc.
Term Loan,
1-Month Term SOFR + 3.75%, 9.19% (A), 06/29/2029	500,000	499,000
Flynn Restaurant Group LP
Term Loan B,
1-Month Term SOFR + 4.25%, 9.68% (A), 12/01/2028	955,954	951,174
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 8.43% (A), 08/02/2028	732,973	732,187
IRB Holding Corp.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.42% (A), 12/15/2027	982,462	976,498
PENN Entertainment, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.17% (A), 05/03/2029	1,336,500	1,333,615
Scientific Games Holdings LP
Term Loan B,
3-Month Term SOFR + 3.50%, 8.77% (A), 04/04/2029	1,254,847	1,238,116
Scientific Games International, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.30% (A), 04/14/2029	2,277,000	2,269,682
SeaWorld Parks & Entertainment, Inc.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.43% (A), 08/25/2028	927,182	926,312
Topgolf Callaway Brands Corp.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.92% (A), 03/15/2030	199,500	199,108
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month Term SOFR + 2.75%, 8.18% (A), 05/18/2025	1,604,999	1,601,387

		12,233,872

Household Durables - 1.0%
Janus International Group LLC
Term Loan B,
TBD, 07/25/2030 (C) (D)	500,000	498,750

Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables (continued)
Libbey Glass, Inc.
Term Loan,
3-Month Term SOFR + 3.75%, PIK Rate 4.75%, Cash Rate 0.00%, 4.75% - 9.03% (A), 11/22/2027 (H)	$ 552,816	$ 527,939
Solis IV BV
Term Loan B1,
3-Month Term SOFR + 3.50%, 8.67% (A), 02/26/2029	990,000	939,263

		1,965,952

Household Products - 0.7%
Energizer Holdings, Inc.
Term Loan,
1-Month Term SOFR + 2.25%, 7.66% (A), 12/22/2027	833,028	831,987
Instant Brands Holdings, Inc.
Term Loan,
6-Month LIBOR + 5.00%, 10.63% (A), 04/12/2028	788,594	157,719
3-Month Term SOFR + 10.00%, 15.22%, 12/12/2023	331,177	324,553

		1,314,259

Independent Power & Renewable Electricity Producers - 0.7%
Calpine Construction Finance Co. LP
Refinance Term Loan B,
TBD, 07/19/2030 (C) (D)	500,000	496,250
Term Loan B,
1-Month Term SOFR + 2.00%, 7.43% (A), 01/15/2025	928,125	921,396

		1,417,646

Insurance - 2.1%
Acrisure LLC
Term Loan B,
1-Month LIBOR + 3.50%, 8.93% (A), 02/15/2027	1,124,744	1,096,344
Alliant Holdings Intermediate LLC
Term Loan B5,
1-Month Term SOFR + 3.50%, 8.72% (A), 11/05/2027	995,000	992,189
Broadstreet Partners, Inc.
Term Loan B2,
TBD, 01/27/2027 (C) (D)	1,081,568	1,075,710
Hub International Ltd.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.58% (A), 06/20/2030	776,511	779,216

		3,943,459

IT Services - 0.6%
Conduent Business Services LLC
Term Loan B,
1-Month LIBOR + 4.25%, 9.68% (A), 10/16/2028	343,716	339,419
Peraton Corp.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.17% (A), 02/01/2028	761,735	754,753

		1,094,172

	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products - 1.1%
Bombardier Recreational Products, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.82% (A), 12/13/2029	$ 992,500	$ 992,996
Recess Holdings, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 3.75%, 9.38% (A), 09/30/2024	209,061	208,277
SRAM LLC
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 05/18/2028	829,545	825,744

		2,027,017

Life Sciences Tools & Services - 0.7%
Parexel International Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 11/15/2028	1,303,488	1,297,622

Machinery - 3.5%
Chart Industries, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.10% (A), 03/15/2030	648,375	646,754
Columbus McKinnon Corp.
Term Loan B,
3-Month Term SOFR + 2.75%, 8.23% (A), 05/14/2028	431,488	430,409
Filtration Group Corp.
Term Loan,
1-Month Term SOFR + 3.50%, 8.93% (A), 10/21/2028	1,965,000	1,959,736
Harsco Corp.
Term Loan,
1-Month Term SOFR + 2.25%, 7.68% (A), 03/10/2028	736,851	730,220
Hillman Group, Inc.
Delayed Draw Term Loan,
TBD, 07/14/2028 (C) (D)	97,688	97,382
Term Loan B1,
TBD, 07/14/2028 (C) (D)	401,271	400,017
Madison IAQ LLC
Term Loan,
TBD, 06/21/2028 (C) (D)	498,728	488,684
Safety Products/JHC Acquisition Corp.
1st Lien Term Loan,
1-Month Term SOFR + 4.50%, 9.92% (A), 06/28/2026	422,848	406,463
Delayed Draw Term Loan,
1-Month Term SOFR + 4.50%, 9.92% (A), 06/28/2026	22,860	21,974
SPX Flow, Inc.
Term Loan,
1-Month Term SOFR + 4.50%, 9.92% (A), 04/05/2029	914,984	904,576
VAC Germany Holdings GmbH
Term Loan B,
6-Month LIBOR + 4.00%, 9.73% (A), 03/08/2025	603,728	582,597

		6,668,812

Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 9.2%
ABG Intermediate Holdings 2 LLC
Term Loan B1,
1-Month Term SOFR + 3.50%, 8.92% (A), 12/21/2028	$ 1,039,500	$ 1,037,681
Arches Buyer, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.67% (A), 12/06/2027	504,891	488,763
CMG Media Corp.
Term Loan,
3-Month Term SOFR + 3.50%, 8.84% (A), 12/17/2026	966,382	873,669
Cogeco Communications Finance LP
Term Loan B,
TBD, 01/03/2025 (C) (D)	294,069	293,334
Cogeco Financing 2 LP
Term Loan B,
1-Month Term SOFR + 2.50%, 7.93% (A), 09/01/2028	483,825	475,688
Coral-US Co-Borrower LLC
Term Loan B6,
1-Month Term SOFR + 3.00%, 8.34% (A), 10/15/2029	706,917	687,654
CSC Holdings LLC
Term Loan B6,
1-Month Term SOFR + 4.50%, 9.72% (A), 01/18/2028	485,930	445,385
Diamond Sports Group LLC
2nd Lien Term Loan,
TBD, 08/24/2026 (C) (D) (F) (G)	401,590	11,378
DirecTV Financing LLC
Term Loan,
1-Month Term SOFR + 5.00%, 10.43% (A), 08/02/2027	1,305,875	1,296,897
EW Scripps Co.
Term Loan B2,
1-Month Term SOFR + 2.56%, 8.00% (A), 05/01/2026	189,583	187,345
Term Loan B3,
1-Month Term SOFR + 2.75%, 8.18% (A), 01/07/2028	981,376	962,669
Gray Television, Inc.
Term Loan D,
1-Month Term SOFR + 3.00%, 8.23% (A), 12/01/2028	1,967,531	1,938,839
MH Sub I LLC
Term Loan,
1-Month Term SOFR + 4.25%, 9.57% (A), 05/03/2028	1,476,643	1,421,730
Mission Broadcasting, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.73% (A), 06/02/2028	640,703	639,635
NEP/NCP Holdco, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 10/20/2025	763,956	703,794
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month Term SOFR + 2.50%, 7.93% (A), 09/18/2026	471,791	471,454
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month Term SOFR + 2.50%, 7.93% (A), 09/30/2026	973,577	866,180

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Sinclair Television Group, Inc. (continued)
Term Loan B4,
1-Month Term SOFR + 3.75%, 9.17% (A), 04/21/2029	$ 247,500	$ 178,819
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 8.68% (A), 03/15/2026	731,260	726,804
Term Loan B,
1-Month LIBOR + 3.25%, 8.68% (A), 01/31/2029	148,125	146,088
UPC Financing Partnership
Term Loan AX,
1-Month LIBOR + 2.93%, 8.26% (A), 01/31/2029	1,477,285	1,433,336
Virgin Media Bristol LLC
Term Loan Q,
1-Month Term SOFR + 3.25%, 8.59% (A), 01/31/2029	1,482,278	1,460,785
Ziggo Financing Partnership
Term Loan I,
1-Month Term SOFR + 2.50%, 7.84% (A), 04/30/2028	769,000	744,648

		17,492,575

Metals & Mining - 0.1%
Phoenix Services International LLC
Term Loan,
1-Month Term SOFR + 6.00%, 11.32%, 06/30/2028	162,986	149,947

Oil, Gas & Consumable Fuels - 1.7%
Apro LLC
Term Loan,
3-Month LIBOR + 3.75%, 9.25% (A), 11/14/2026	972,520	970,088
BW Gas & Convenience Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 8.93% (A), 03/31/2028	1,092,601	1,070,749
Delek US Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.92% (A), 11/19/2029	792,506	785,289
EG Group Ltd.
Term Loan,
1-Month Term SOFR + 4.25%, 9.41% (A), 03/31/2026	394,043	392,073
Prairie ECI Acquiror LP
Term Loan B,
1-Month Term SOFR + 4.75%, 10.17% (A), 03/11/2026	2,163	2,148

		3,220,347

Paper & Forest Products - 1.4%
Domtar Corp.
Term Loan B,
1-Month Term SOFR + 5.50%, 10.87% (A), 11/30/2028	1,473,462	1,462,410
Spectrum Group Buyer, Inc.
Term Loan B,
3-Month Term SOFR + 6.50%, 11.95% (A), 05/19/2028	1,226,563	1,171,750

		2,634,160

Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Passenger Airlines - 0.2%
United Airlines, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 9.29% (A), 04/21/2028	$ 389,005	$ 389,005

Personal Care Products - 0.3%
Kronos Acquisition Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 9.25% (A), 12/22/2026	639,921	626,522

Pharmaceuticals - 1.1%
Bausch Health Cos., Inc.
Term Loan B,
1-Month Term SOFR + 5.25%, 10.60% (A), 02/01/2027	712,500	580,331
Curium BidCo SARL
Term Loan,
3-Month LIBOR + 4.25%, 9.79% (A), 12/02/2027	296,250	295,880
Grifols Worldwide Operations USA, Inc.
Term Loan B,
3-Month Term SOFR + 2.00%, 7.41% (A), 11/15/2027	500,000	492,969
Organon & Co.
Term Loan,
1-Month Term SOFR + 3.00%, 8.26% (A), 06/02/2028	622,312	620,238
PRA Health Sciences, Inc.
Term Loan,
3-Month Term SOFR + 2.25%, 7.75% (A), 07/03/2028	81,778	81,726

		2,071,144

Professional Services - 1.4%
Dun & Bradstreet Corp.
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.57% (A), 01/18/2029	885,038	882,509
KUEHG Corp.
Term Loan,
TBD, 06/12/2030 (C) (D)	500,000	497,000
NAB Holdings LLC
Term Loan,
TBD, 11/23/2028 (C) (D)	500,000	497,946
TransUnion LLC
Term Loan B6,
1-Month Term SOFR + 2.25%, 7.68% (A), 12/01/2028	743,065	741,636

		2,619,091

Real Estate Management & Development - 1.0%
Cushman & Wakefield US Borrower LLC
Term Loan,
1-Month Term SOFR + 3.25%, 8.67% (A), 01/31/2030	743,152	717,142
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 08/21/2025	589,169	587,328
RE/MAX International, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.93% (A), 07/21/2028	606,517	589,584

		1,894,054

	Principal	Value
LOAN ASSIGNMENTS (continued)
Semiconductors & Semiconductor Equipment - 0.6%
MKS Instruments, Inc.
Term Loan B,
3-Month Term SOFR + 2.75%, 8.16% (A), 08/17/2029	$ 1,138,881	$ 1,135,856

Software - 6.0%
AppLovin Corp.
Term Loan B,
1-Month Term SOFR + 3.10%, 8.42% (A), 10/25/2028	246,875	246,522
Banff Merger Sub, Inc.
Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 10/02/2025	480,608	478,866
CDK Global, Inc.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.49% (A), 07/06/2029	1,492,500	1,492,500
Ceridian HCM Holding, Inc.
Term Loan B,
3-Month LIBOR + 2.50%, 7.98% (A), 04/30/2025	684,072	683,388
Cornerstone OnDemand, Inc.
Term Loan,
3-Month Term SOFR + 3.75%, 9.25% (A), 10/16/2028	740,625	683,227
Epicor Software Corp.
Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 07/30/2027	1,404,321	1,394,172
Magenta Buyer LLC
1st Lien Term Loan,
3-Month LIBOR + 4.75%, 10.63% (A), 07/27/2028	1,116,593	840,794
Open Text Corp.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.92% (A), 01/31/2030	995,000	995,933
Polaris Newco LLC
Term Loan B,
3-Month LIBOR + 4.00%, 9.54% (A), 06/02/2028	593,862	559,993
Rackspace Technology Global, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.03% (A), 02/15/2028	1,584,491	688,593
Sophia LP
Term Loan B,
3-Month LIBOR + 3.50%, 9.04% (A), 10/07/2027	1,268,011	1,260,403
1-Month Term SOFR + 4.25%, 9.57% (A), 10/07/2027	495,000	491,133
SS&C Technologies, Inc.
Term Loan B6,
1-Month Term SOFR + 2.25%, 7.67% (A), 03/22/2029	169,232	169,053
Term Loan B7,
1-Month Term SOFR + 2.25%, 7.67% (A), 03/22/2029	255,065	254,796
Ultimate Software Group, Inc.
Term Loan,
3-Month Term SOFR + 3.25%, 8.62% (A), 05/04/2026	1,180,157	1,172,781

		11,412,154

Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail - 3.4%
Great Outdoors Group LLC
Term Loan B1,
1-Month Term SOFR + 3.75%, 9.18% (A), 03/06/2028	$ 1,458,330	$ 1,452,254
Mavis Tire Express Services Corp.
Term Loan B,
1-Month Term SOFR + 4.00%, 9.43% (A), 05/04/2028	992,405	989,746
Petco Health & Wellness Co., Inc.
Term Loan B,
3-Month Term SOFR + 3.25%, 8.75% (A), 03/03/2028	813,258	809,903
PetSmart, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.17% (A), 02/11/2028	1,166,070	1,164,196
Rent-A-Center, Inc.
1st Lien Term Loan B,
3-Month Term SOFR + 3.25%, 8.88% (A), 02/17/2028	1,331,330	1,326,337
WOOF Holdings, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 9.17% (A), 12/21/2027	669,213	644,118

		6,386,554

Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.89% - 8.92% (A), 02/20/2029	649,000	650,623
Varsity Brands, Inc.
Term Loan,
1-Month Term SOFR + 5.00%, 10.43% (A), 12/15/2026	398,000	384,816

		1,035,439

Transportation Infrastructure - 0.3%
First Student Bidco, Inc.
Term Loan B,
3-Month Term SOFR + 3.00%, 8.50% (A), 07/21/2028	359,641	349,863
Term Loan C,
3-Month LIBOR + 3.00%, 8.50% (A), 07/21/2028	134,804	131,139

		481,002

Wireless Telecommunication Services - 0.4%
Altice France SA
Term Loan B14,
3-Month Term SOFR + 5.50%, 10.81% (A), 08/15/2028	984,646	804,127

Total Loan Assignments (Cost $173,573,370)		166,966,643

	Shares	Value
COMMON STOCKS - 0.5%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (G) (I) (J) (K)	21,887	0

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (G) (I) (J) (K)	889,572	$ 1
LG Parent Holding Co. (G) (I)	30,405	207,514

		207,515

Metals & Mining - 0.1%
Phoenix Services International LLC	14,948	134,532

Software - 0.3%
Avaya Holdings Corp. (I)	41,536	539,968

Textiles, Apparel & Luxury Goods - 0.0% (L)
Men’s Wearhouse, Inc. (G) (I) (K) (M)	7,650	45,900

Total Common Stocks (Cost $1,008,419)		927,915

PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp.,
0.00% (G) (I) (J) (K)	189,500	0

Total Preferred Stock (Cost $189,500)		0

EXCHANGE-TRADED FUNDS - 0.9%
U.S. Fixed Income Funds - 0.9%
SPDR Blackstone Senior Loan ETF (N)	21,585	905,275
Invesco Senior Loan ETF (N)	42,589	894,369

Total Exchange-Traded Funds (Cost $1,772,396)		1,799,644

	Principal	Value
COMMERCIAL PAPER - 2.6%
Financial Services - 2.6%
Barton Capital SA
5.30% (O), 08/01/2023 (B)	$ 1,000,000	999,852
Chesham Finance/Chesham LLC
5.44% (O), 08/01/2023 (B)	1,000,000	999,851
Ebury Finance Ltd.
5.44% (O), 08/01/2023 (B)	1,000,000	999,852
Longship Funding LLC
5.40% (O), 08/07/2023 (B)	1,000,000	998,967
Nieuw Amsterdam Receivables Corp. BV
5.38% (O), 08/07/2023 (B)	1,000,000	998,964

Total Commercial Paper (Cost $4,998,230)		4,997,486

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (O)	1,702,564	1,702,564

Total Other Investment Company (Cost $1,702,564)		1,702,564

Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 6.0%

Fixed Income Clearing Corp., 2.50% (O), dated 07/31/2023, to be repurchased at $11,423,478 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $11,651,214.

$ 11,422,684	$ 11,422,684

Total Repurchase Agreement (Cost $11,422,684)	11,422,684

Total Investments (Cost $207,887,011)	199,887,739
Net Other Assets (Liabilities) - (5.4)%	(10,271,889)

Net Assets - 100.0%	$ 189,615,850

Transamerica Funds	Page 10

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,020,022	$—	$2,020,022
Corporate Debt Securities	—	10,050,781	—	10,050,781
Loan Assignments	—	166,966,643	—	166,966,643
Common Stocks	134,532	747,482	45,901	927,915
Preferred Stock	—	—	0	0
Exchange-Traded Funds	1,799,644	—	—	1,799,644
Commercial Paper	—	4,997,486	—	4,997,486
Other Investment Company	1,702,564	—	—	1,702,564
Repurchase Agreement	—	11,422,684	—	11,422,684

Total Investments	$3,636,740	$196,205,098	$45,901	$199,887,739

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (M)	$—	$—	$45,900	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $16,194,169, representing 8.5% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the security represents unsettled loan commitments at July 31, 2023 where the rate will be determined at time of settlement.
(E)	Restricted security. At July 31, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Anchor Glass Container Corp. 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 7.96% - 8.04%, 12/07/2023	07/25/2017 - 05/11/2023	$590,663	$476,076	0.3%

(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2023, the total value of such securities is $22,476, representing less than 0.1% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2023, the total value of securities is $793,383, representing 0.4% of the Fund’s net assets.
(J)	Securities deemed worthless.
(K)	Securities are Level 3 of the fair value hierarchy.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(N)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,661,871, collateralized by cash collateral of $1,702,564. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(O)	Rates disclosed reflect the yields at July 31, 2023.
(P)	The Fund recognized transfers in and out of Level 3 as of July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.

Transamerica Funds	Page 11

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 12

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Floating Rate (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

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Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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